Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Net Income (Loss)
	(1)	(2)	(3)	(4)
2024	$161,660	$(116,097)	$102,675	$88,325	$(21,715,725)
2023	$348,525	$(279,525)	$215,419	$205,552	$(25,463,949)

Named Executive Officers, Footnote [Text Block]		The dollar amounts reported are the amounts of total compensation reported for Mr. Ross in the Summary Compensation Table for the fiscal years ended December 31, 2024 and 2023.
PEO Total Compensation Amount	[1]	$ 161,660	$ 348,525
PEO Actually Paid Compensation Amount	[2]	$ (116,097)	(279,525)
Adjustment To PEO Compensation, Footnote [Text Block]

PEO Equity Award Adjustment Breakout

To calculate the amounts in the “Compensation Actually Paid to PEO” column in the table above, the following amounts were deducted from and added to (as applicable) our PEO’s “Total” compensation as reported in the Summary Compensation Table:

Year	Summary Compensation Table Total for PEO	Reported Value of Equity Awards for PEO(1)	Fair Value as of Year End for Awards Granted During the Year	Fair Value Year over Year Increase or Decrease in Unvested Awards Granted in Prior Years	Fair Value of Awards Granted and Vested During the Year	Fair Value Increase or Decrease from Prior Year end for Awards that Vested during the Year	Compensation Actually Paid to PEO
2024	$161,660	$(42,600)	$10,600	$(13,913)	$-0-	$350	$116,097
2023	$348,525	$(87,325)	$37,100	$(21,700)	$-0-	$2,925	$279,525

(1)	Represents the grant date fair value of the equity awards to our PEO, as reported in the Summary Compensation Table.

Non-PEO NEO Average Total Compensation Amount	[3]	$ 102,675	215,419
Non-PEO NEO Average Compensation Actually Paid Amount	[4]	$ 88,325	205,552
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Non-PEO NEOs Equity Award Adjustment Breakout

To calculate the amounts in the “Compensation Actually Paid to Non-PEO NEOs” column in the table above, the following amounts were deducted from and added to (as applicable) the “Total” compensation of our Non-PEO NEOs as reported in the Summary Compensation Table:

Year (1)	Summary Compensation Table Total for Non-PEO NEOs	Reported Value of Equity Awards for Non-PEO NEOs(2)	Fair Value as of Year End for Awards Granted During the Year	Fair Value Year over Year Increase or Decrease in Unvested Awards Granted in Prior Years	Fair Value of Awards Granted and Vested During the Year	Fair Value Increase or Decrease from Prior Year end for Awards that Vested during the Year	Compensation Actually Paid to Non-PEO NEOs
2024	$102,675	$(15,975)	$3,975	$(5,565)	$3,195	$50	$88,325
2023	$215,419	$(12,475)	$5,300	$(4,960)	$-0-	$2,268	$205,552

(1)	All the amounts are average for Non-PEO NEOs.

(2)	Represents the grant date fair value of the equity awards to our Non-PEO NEOs, as reported in the Summary Compensation Table.

Net Income (Loss) Attributable to Parent		$ (21,715,725)	$ (25,463,949)
PEO Name		Mr. Ross	Mr. Ross
PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 161,660	$ 348,525
PEO Actually Paid Compensation Amount		116,097	279,525
PEO [Member] | Reported Value of Equity Awards for PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5]	(42,600)	(87,325)
PEO [Member] | Fair Value as of Year End for Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		10,600	37,100
PEO [Member] | Fair Value Year over Year Increase or Decrease in Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(13,913)	(21,700)
PEO [Member] | Fair Value Increase or Decrease from Prior Year End Forawards that Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		350	2,925
PEO [Member] | Fair Value of Awards Granted and Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount	[6]	102,675	215,419
Non-PEO NEO Average Compensation Actually Paid Amount	[6]	88,325	205,552
Non-PEO NEO [Member] | Reported Value of Equity Awards for PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6],[7]	(15,975)	(12,475)
Non-PEO NEO [Member] | Fair Value as of Year End for Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]	3,975	5,300
Non-PEO NEO [Member] | Fair Value Year over Year Increase or Decrease in Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]	(5,565)	(4,960)
Non-PEO NEO [Member] | Fair Value Increase or Decrease from Prior Year End Forawards that Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]	50	2,268
Non-PEO NEO [Member] | Fair Value of Awards Granted and Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 3,195	$ 0

[1]	The dollar amounts reported are the amounts of total compensation reported for Mr. Ross in the Summary Compensation Table for the fiscal years ended December 31, 2024 and 2023.
[2]	The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. The dollar amounts reported are the amounts of total compensation reported for Mr. Ross during the applicable year, but also include (i) the year-end fair value of equity awards granted during the reported year that are outstanding and unvested, (ii) the change in the fair value of equity awards that were outstanding and unvested at the end of the prior year, measured through the date on which the awards vested, or through the end of the reported fiscal year, and (iii) the fair value of equity awards that were issued and vested during the reported fiscal year. See the table under “PEO Equity Award Adjustment Breakout” below for further information.
[3]	The dollar amounts reported are the average total compensation reported for our Non-PEO NEO in the Summary Compensation Table for the fiscal years ended December 31, 2024 and 2023.
[4]	The dollar amounts reported represent the average amount of “compensation actually paid”, as computed in accordance with SEC rules, for our Non-PEO NEOs. The dollar amounts reported are the average total compensation reported for our Non-PEO NEOs in the Summary Compensation Table for the fiscal years ended December 31, 2024 and 2023, but also include (i) the year-end fair value of equity awards granted during the reported year that are outstanding and unvested, (ii) the change in the fair value of equity awards that were outstanding and unvested at the end of the prior year, measured through the date on which the awards vested, or through the end of the reported fiscal year, and (iii) the fair value of equity awards that were issued and vested during the reported fiscal year. See the table under “Non-PEO NEOs Equity Award Adjustment Breakout” below for further information.
[5]	Represents the grant date fair value of the equity awards to our PEO, as reported in the Summary Compensation Table.
[6]	All the amounts are average for Non-PEO NEOs.
[7]	Represents the grant date fair value of the equity awards to our Non-PEO NEOs, as reported in the Summary Compensation Table.